Subsequent Events (Narrative) (Details)	1 Months Ended
Jan. 31, 2026 shares
Global Share Incentive Plan (2013) [Member] | RSUs [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
RSU approved for grant during period not yet issued	232,934